Schedule Of Future Minimum Lease Payments Under Non-cancellable Operating Lease Agreements (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Leases
2027	$ 53,817	$ 68,548
2028	53,817	68,548
2029	36,010	45,866
Total future minimum lease payments	143,644	182,962
Less imputed interest	(8,079)	(10,290)
Present value of operating lease liabilities	135,565	172,672	$ 131,845
Less: current portion	(49,003)	(62,416)	(109,142)
Long-term portion	$ 86,562	$ 110,256	$ 22,703